Accrued Liabilities - Summary of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Interest on long-term debt	$ 0	$ 463,645
Administrative expenses	67,464	372,570
Voyage expense	1,071,393	527,581
Vessel operating expenses	1,869,643	618,510
Total	$ 3,008,500	$ 1,982,306